TRADE AND OTHER RECEIVABLES - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables	$ 123,539	$ 117,624
Other receivables	10,458	11,319
Trade and other receivables	$ 133,997	$ 128,943